Statutory Results - Dividends and Capital Contributions (Details) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 28, 2021	Sep. 18, 2020	Sep. 16, 2019	Dec. 31, 2021
Statutory Accounting Practices [Line Items]
Dividends paid with approval of regulatory agency, period	2 years
Statutory amount available for dvidend payments without regulatory approval					$ 215
Talcott Life and Annuity Company (TLA)
Statutory Accounting Practices [Line Items]
Dividends paid with approval of regulatory agency			$ 400	$ 250
Statutory amount available for dvidend payments without regulatory approval					$ 395
Talcott Resolution Life, Inc
Statutory Accounting Practices [Line Items]
Dividends paid with approval of regulatory agency		$ 500	$ 319	$ 700